UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           VALENZUELA CAPITAL PARTNERS, LLC
Address:        1270 Avenue of the Americas, Suite 508
		New York, NY 10020


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T. Perlstadt
Title:  Director Client Administration
Phone:  (212) 332-8590

Signature, Place, and Date of Signing:

             Fred T. Perlstadt      New York, NY        2/06/2001


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           77

Form 13F Information Table Value Total: $         958,109



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Ltd                        com              G0070K103    29903   704646 SH       SOLE                   567760            136886
Advanced Energy Indus          com              007973100      588    26140 SH       SOLE                     3485             22655
Airborne Inc                   com              009269101    12062  1237099 SH       SOLE                   919299            317800
AnnTaylor Stores Corp          com              036115103      693    27806 SH       SOLE                     3716             24090
Apria Healthcare Grp           com              037933108    38327  1288308 SH       SOLE                  1006941            281367
Avery Dennison Corp            com              053611109    20289   369735 SH       SOLE                   300238             69497
BMC Software Inc               com              055921100     8365   597478 SH       SOLE                   490338            107140
Cabot Oil & Gas Corp           com              127097103     1119    35883 SH       SOLE                     4593             31290
Caminus Corp                   com              133766105      485    20871 SH       SOLE                     2741             18130
Cardinal Health Inc            com              14149Y108    20949   210276 SH       SOLE                   171502             38774
Clarent Corporation            com              180461105     6301   557024 SH       SOLE                   438385            118639
Clayton Homes Inc              com              184190106      580    50425 SH       SOLE                     6425             44000
Consolidated Stores            com              210149100    30948  2912752 SH       SOLE                  2285602            627150
Cytec Industries Inc           com              232820100     1028    25736 SH       SOLE                     4316             21420
Dime Bancorp Inc               com              25429Q102    31354  1060592 SH       SOLE                   859538            201054
Downey Financial Corp          com              261018105      856    15568 SH       SOLE                     1988             13580
Dynegy Inc                     com              26816Q101    11670   208157 SH       SOLE                   168316             39841
EChapman.com Inc               com              26830Q103      220    74200 SH       SOLE                    47500             26700
Engelhard Corp                 com              292845104     9114   447300 SH       SOLE                   351900             95400
Everest Re Group Ltd           com              G3223R108     3786    52857 SH       SOLE                    34562             18295
Exelon Corp                    com              30161N101    18055   257158 SH       SOLE                   216204             40954
Federated Dep Stores           com              31410H101    22880   653709 SH       SOLE                   524295            129414
First American Corp            com              318522307     1198    36444 SH       SOLE                     4309             32135
FirstFed Financial Corp        com              337907109     1257    38893 SH       SOLE                     6763             32130
Forward Air Corp               com              349853101      648    17377 SH       SOLE                     2592             14785
Franklin Resources Inc         com              354613101    23439   615197 SH       SOLE                   496635            118562
Fritz Companies Inc            com              358846103     3439   567212 SH       SOLE                   266212            301000
General Dynamics Corp          com              369550108    16230   208080 SH       SOLE                   169905             38175
Georgia-Pacific Group          com              373298108     9702   311705 SH       SOLE                   246405             65300
Global Industries Ltd          com              379336100    19077  1393760 SH       SOLE                  1088701            305059
Global Marine Inc              com              379352404    13313   469196 SH       SOLE                   398658             70538
Golden West Fin Corp           com              381317106    31303   463754 SH       SOLE                   374867             88887
Goodrich (B F) Co              com              382388106    12045   331145 SH       SOLE                   273636             57509
Grant Prideco Inc              com              38821G101    14361   654624 SH       SOLE                   532050            122574
Hartford Financial Svcs        com              416515104    15921   225432 SH       SOLE                   184416             41016
Henry Schein Inc               com              806407102    26508   765587 SH       SOLE                   607240            158347
Herley Industries Inc          com              427398102      481    28907 SH       SOLE                     3697             25210
Hexcel Corp                    com              428291108      577    64568 SH       SOLE                     8268             56300
Hilb Rogal & Hamilton          com              431294107      741    18571 SH       SOLE                     2461             16110
Houghton Mifflin Co            com              441560109    28724   619375 SH       SOLE                   480774            138601
Jeffries Group Inc             com              472319102      693    22166 SH       SOLE                     2916             19250
John Hancock Fin Svcs          com              41014S106     2260    60078 SH       SOLE                    59705               373
Kinder Morgan Inc              com              49455P101     1866    35756 SH       SOLE                    35542               214
Lancaster Colony Corp          com              513847103      747    26618 SH       SOLE                     3403             23215
Lehman Brothers                com              524908100    16547   244687 SH       SOLE                   199086             45601
LifePoint Hospitals            com              53219L109     1113    22198 SH       SOLE                     3093             19105
Noble Affiliates Inc           com              654894104    10997   239062 SH       SOLE                   184489             54573
Objective Sys Integrator       com              674424106      915    51935 SH       SOLE                     7965             43970
Ocean Energy Inc               com              67481E106    27798  1599900 SH       SOLE                  1286720            313180
Offshore Logistics             com              676255102      774    35914 SH       SOLE                     4594             31320
Omnicare Inc                   com              681904108    34639  1601826 SH       SOLE                  1254791            347035
Owens & Minor Inc              com              690732102      870    49032 SH       SOLE                     6407             42625
PNC Financial Svc Grp          com              693475105    23572   322633 SH       SOLE                   255703             66930
Pinnacle Systems Inc           com              723481107      535    72501 SH       SOLE                     7851             64650
Plantronics Inc                com              727493108     7853   167078 SH       SOLE                   129922             37156
Praxair Inc                    com              74005P104    26414   595240 SH       SOLE                   481743            113497
Precision Castparts            com              740189105     4076    96910 SH       SOLE                    72171             24739
R&B Falcon Corp                com              74912E101    15258   665200 SH       SOLE                   542200            123000
Reebok Int'l Ltd               com              758110100    27056   989629 SH       SOLE                   768037            221592
Reliant Energy Inc             com              75952J108    17303   399495 SH       SOLE                   336276             63219
Sara Lee Corp                  com              803111103    29094  1184491 SH       SOLE                   956713            227778
Scholastic Corp                com              807066105      975    10998 SH       SOLE                     1438              9560
StanCorp Fin Group             com              852891100      913    19117 SH       SOLE                     3452             15665
T Rowe Price Group Inc         com              74144T108    16627   393388 SH       SOLE                   324164             69224
Take-Two Interactive Software  com              874054109      851    74039 SH       SOLE                     9469             64570
Tenet Healthcare Corp          com              88033G100    35272   793746 SH       SOLE                   639886            153860
Titanium Metals Corp           com              888339108      683   101178 SH       SOLE                    12953             88225
Toll Brothers Inc              com              889478103     1030    25191 SH       SOLE                     4573             20618
Triad Hospitals Inc            com              89579K109      526    16147 SH       SOLE                     2387             13760
USA Education Inc              com              90390U102    30020   441476 SH       SOLE                   356607             84869
Unisys Corp                    com              909214108    22279  1523374 SH       SOLE                  1248288            275086
Universal Health Cl B          com              913903100    29594   264822 SH       SOLE                   208002             56820
Waddell & Reed Fin             com              930059100    19879   528346 SH       SOLE                   427275            101071
Washington Mutual Inc          com              939322103    33263   626868 SH       SOLE                   505963            120905
Williams Companies Inc         com              969457100    18447   461906 SH       SOLE                   385653             76253
Wit Soundview Group            com              977383108      304    84665 SH       SOLE                    11260             73405
XO Communications              com              983764101     8527   478693 SH       SOLE                   392528             86165